Stock Option and Incentive Plan (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary of option activity
Number of Options, Outstanding, Beginning Balance	22,198	21,321	22,388
Number of Options, Granted	4,210	4,735	3,658
Employee stock options exercised, Shares	(2,590)	(1,097)	(1,289)
Number of Options, Forfeited	(3,372)	(2,761)	(3,436)
Number of Options, Outstanding, Ending Balance	20,446	22,198	21,321
Number of Options, Exercisable	12,656
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 29.50	$ 30.93	$ 32.89
Weighted Average Exercise Price, Granted	$ 28.00	$ 27.71	$ 18.70
Weighted Average Exercise Price, Exercised	$ 21.79	$ 21.55	$ 21.63
Weighted Average Exercise Price, Forfeited	$ 38.73	$ 40.64	$ 34.20
Share-Weighted Average Exercise Price, Outstanding, Ending Balance	$ 28.64	$ 29.50	$ 30.93
Weighted Average Exercise Price, Outstanding, Exercisable	$ 29.66
Summary of Restricted Stock Units activity
Number of Restricted Stock, Beginning Balance	1,252	1,125	1,105
Restricted Stock, Granted	1,154	650	583
Restricted Stock, Vested	(437)	(445)	(315)
Restricted Stock, Forfeited	(235)	(78)	(248)
Number of Restricted Stock, Ending Balance	1,734	1,252	1,125
Restricted stock, Weighted Average Grant Date Fair Value, Beginning Balance	$ 26.11	$ 25.69	$ 33.78
Restricted stock, Weighted Average Grant Date Fair Value, Granted	$ 28.99	$ 27.43	$ 18.42
Restricted stock, Weighted Average Grant Date Fair Value, Vested	$ 26.03	$ 26.83	$ 33.43
Restricted stock, Weighted Average Grant Date Fair Value, Forfeited	$ 27.93	$ 26.95	$ 34.80
Restricted stock, Weighted Average Grant Date Fair Value, Ending Balance	$ 27.80	$ 26.11	$ 25.69